Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Summary of Revenues and Expenses Related to Various Service Agreements
The following table summarizes revenues and expenses related to our agreements with Altisource, HLSS (prior to the sale of its assets to NRZ), AAMC and Residential (and, as applicable, their subsidiaries) for the 2014 periods presented and the amounts receivable or payable at December 31, 2014. See Note 19 — Commitments for additional discussion of our long-term agreements with Altisource and Residential. See Note 4 — Sales of Advances and MSRs, Note 5 – Loans Held for Sale, Note 8 – Mortgage Servicing and Note 11 – Borrowings for additional discussion of the HLSS and EBO transactions.

	For the Three Months Ended September 30, 2014	For the Nine Months Ended September 30, 2014
Revenues and Expenses:
Altisource agreements
Revenues	$10,716	$30,007
Expenses	27,099	70,577
HLSS support services agreement
Revenues	$84	$458
Expenses	345	1,590
AAMC support services and facilities agreements
Revenues	$251	$952
Residential servicing agreement
Revenues	$4,618	$12,141

The following table summarizes revenues and expenses related to our agreements with Altisource, HLSS (prior to the sale of its assets to NRZ), AAMC and Residential (and, as applicable, their subsidiaries) for the years ended December 31 and net amounts receivable or payable at December 31:

	2014	2013	2012
Revenues and Expenses:
Altisource:
Revenues	$43,075	$22,739	$16,532
Expenses	101,520	55,119	28,987
HLSS:
Revenues	$1,315	$631	$195
Expenses	1,729	2,018	2,432
AAMC
Revenues	$1,160	$1,238	$—
Residential
Revenues	$15,658	$2,436	$—

Schedule of Amounts Receivable or Payable

Net Receivable (Payable)	December 31, 2014
Altisource	$(4,909)
HLSS	7,884
AAMC	232
Residential	100
$3,307

	December 31, 2014	December 31, 2013
Net Receivable (Payable)
Altisource	$(4,909)	$(3,843)
HLSS	7,884	(59,505)
AAMC	232	943
Residential	100	50
	$3,307	$(62,355)